Acquisition of subsidiaries - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 09, 2024	Dec. 31, 2024	Dec. 31, 2022	Dec. 30, 2022
ACT Genomics Holdings Company Limited
Disclosure of detailed information about business combination [line items]
Share price (in $ per share)				$ 2
Acquisition related costs			$ 1,192
Revenue of combined entity as if combination occurred at beginning of period			15,084
Profit (loss) of combined entity as if combination occurred at beginning of period			(64,939)
Percentage of voting equity interests acquired (%)				74.39%
Consideration transferred			$ 49,784
ACT Genomics Holdings Company Limited | Ordinary shares after reverse stock
Disclosure of detailed information about business combination [line items]
Share price (in $ per share)				$ 30
Europa Partners Holdings Limited
Disclosure of detailed information about business combination [line items]
Acquisition related costs	$ 613
Revenue of combined entity as if combination occurred at beginning of period		$ 13,094
Profit (loss) of combined entity as if combination occurred at beginning of period		$ (3,624)
Percentage of voting equity interests acquired (%)	100.00%
Consideration transferred	$ 8,509
Fair value of acquired receivables	619
Gross contractual amounts receivable for acquired receivables	699
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	$ 80